PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 9: — PROPERTY AND EQUIPMENT, NET

December 31, 2022:

		Office
	Computer	furniture	Leasehold
	equipment	and equipment	Improvements	Total
Cost:
Balance at January 1, 2022	$656	$288	$953	$1,897
Initially consolidated subsidiary	1	7	4	12
Additions	173	64	14	251
Deductions	(42)	(38)	(34)	(114)
Balance at December 31, 2022	788	321	937	2,046

Accumulated depreciation:
Balance at January 1, 2022	426	195	574	1,195
Additions	109	17	67	193
Deductions	(37)	(38)	(34)	(109)
Balance at December 31, 2022	498	174	607	1,279
Depreciated cost at December 31, 2022	$290	$147	$330	$767

December 31, 2021:

		Office
	Computer	furniture	Leasehold
	equipment	and equipment	Improvements	Total
Cost:
Balance at January 1, 2021	$523	$286	$950	$1,759
Initially consolidated subsidiary	4	—	—	4
Additions	176	2	3	181
Deductions	(47)	—	—	(47)
Balance at December 31, 2021	656	288	953	1,897
Accumulated depreciation:
Balance at January 1, 2021	381	174	459	1,014
Additions	90	21	115	226
Deductions	(45)	—	—	(45)
Balance at December 31, 2021	426	195	574	1,195
Depreciated cost at December 31, 2021	$230	$93	$379	$702